Note 3 - Advances for Vessels Under Construction (Details Textual)			6 Months Ended		12 Months Ended
	Jun. 29, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 20, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jun. 29, 2021 USD ($)
Payments for Vessels Under Construction			$ 78,087,935	$ 30,161,477
Advances for Vessel Under Construction			93,816,071		$ 93,816,071	$ 59,083,594
Term Sheet With Eurobank Ergasias S.A [Member]
Proceeds from Issuance of Debt		$ 26,000,000
Term Sheet With National Bank of Greece S.A [Member]
Proceeds from Issuance of Debt	$ 26,000,000
Two Eco Design Fuel Efficient Containerships Signed in 2021 [Member]
Number of Vessels Under Construction										2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity										$ 80,500,000
Payments to Acquire Vessel					$ 80,500,000
Two Eco Design Fuel Efficient Containerships Signed on January 28, 2022 [Member]
Number of Vessels Under Construction									2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity									$ 89,700,000
Payments for Vessels Under Construction			25,600,000
Three Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction								3
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity								$ 103,800,000
Payments for Vessels Under Construction			$ 23,700,000
Two Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction							2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity							$ 86,700,000
Payments Related to Shipyard Installments for Construction of Vessels						$ 8,600,000